Share capital (Details)	12 Months Ended
	Mar. 31, 2023 vote shares	Mar. 31, 2022 shares	Mar. 31, 2021 shares
Disclosure of classes of share capital [table]
Issued common shares (in shares)	151,170,305	148,661,312
Subordinate voting shares
Disclosure of classes of share capital [table]
Votes per share (in votes per share) | vote	1
Issued and Outstanding Shares
Disclosure of classes of share capital [table]
Issued common shares (in shares)	151,170,305	148,661,312	128,528,515
Outstanding common shares (in shares)	151,170,305	148,661,312	128,528,515